Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Condensed Statements of Financial Position (Parent Company Only)
Condensed Statements of Financial Position (Parent Company Only)

AS OF DEC. 31 US$ MILLIONS	2024	2023
Assets
Cash and cash equivalents	$—	$—
Investments in subsidiaries	12,249	8,694
Due from related party	1	32
Total assets	12,250	8,726
Liabilities
Accounts payable and accrued liabilities	2	1
Due to related party	22	22
Total liabilities	24	23
Mezzanine equity
Preferred shares	—	2,694
Equity
Share capital	9,968	5,184
Retained earnings	2,054	945
Accumulated other comprehensive income (loss)	204	(120)
Total equity	12,226	6,009
Total liabilities, mezzanine equity and equity	$12,250	$8,726

Condensed Statements of Comprehensive Income (Loss) (Parent Company Only)
Condensed Statements of Comprehensive Income (Loss) (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Income of equity method investments	$1,230	$806	$507
Operating expenses	(16)	(10)	(8)
Interest expense	—	—	—
Net income	1,214	796	499
Other comprehensive income (loss)	$324	$403	$(446)
Comprehensive income	$1,538	$1,199	$53

Condensed Statements of Cash Flows (Parent Company Only)
Condensed Statements of Cash Flows (Parent Company Only)

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
Operating activities
Net income	$1,214	$796	$499
Non-cash items affecting net income:
Equity in undistributed earnings of subsidiaries	(1,230)	(806)	(565)
Changes in non-cash balances related to operations:
Changes in working capital	(31)	(22)	32
Cash flows from operating activities	(47)	(32)	(34)
Investing activities
Investments in shares of subsidiaries	61	42	(2,894)
Cash flows from investing activities	61	42	(2,894)
Financing activities
Issuance of common stock	—	—	450
Issuance of preferred stock	—	—	2,512
Distributions	(14)	(10)	(59)
Cash flows from financing activities	(14)	(10)	2,903
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	—	25
Net change during the year	—	—	(25)
Cash and cash equivalents, end of year	$—	$—	$—